Unaudited Condensed Consolidated Interim Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 3,558,215	$ 5,613,672
Margin cash	553,846	136,554
Trade accounts receivable	3,847,840	3,735,540
Inventories	6,568,664	5,015,989
Biological assets	1,820,815	1,608,223
Recoverable taxes	670,077	637,728
Derivative assets	262,706	84,468
Other current assets	389,522	288,842
TOTAL CURRENT ASSETS	17,671,685	17,121,016
NON-CURRENT ASSETS
Long-term investments	45,831
Recoverable taxes	1,914,060	1,412,455
Biological assets	602,189	518,234
Related party receivables		77,355
Deferred income taxes	511,482	651,178
Other non-current assets	558,552	268,737
TOTAL OTHER NON-CURRENT ASSETS	3,632,114	2,927,959
Investments in equity-accounted investees	226,539	38,312
Property, plant and equipment	13,263,866	11,780,880
Right of use assets	1,644,803	1,596,873
Intangible assets	1,848,912	1,803,199
Goodwill	5,898,192	5,417,134
TOTAL NON-CURRENT ASSETS	26,514,426	23,564,357
TOTAL ASSETS	44,186,111	40,685,373
CURRENT LIABILITIES
Trade accounts payable	5,447,368	5,465,513
Supply chain finance	1,141,182	728,710
Loans and financing	999,408	2,084,225
Income taxes	242,634	233,027
Other taxes payable	123,683	113,734
Payroll and social charges	1,489,505	1,435,751
Lease liabilities	356,358	335,681
Dividends payable	165	358,621
Provisions for legal proceedings	100,940	280,804
Derivative liabilities	454,986	165,979
Other current liabilities	677,127	455,020
TOTAL CURRENT LIABILITIES	11,033,356	11,657,065
NON-CURRENT LIABILITIES
Loans and financings	19,769,235	17,242,571
Income and other taxes payable	415,957	406,655
Payroll and social charges	276,091	352,718
Lease liabilities	1,441,340	1,398,348
Deferred income taxes	1,073,116	1,095,291
Provisions for legal proceedings	224,723	216,659
Debt with related parties	212,989
Derivative liabilities	116,682	100,087
Other non-current liabilities	113,465	81,615
TOTAL NON-CURRENT LIABILITIES	23,643,598	20,893,944
EQUITY
Share capital - common shares	35,114	13,177,841
Capital reserve	7,299,425	(180,586)
Other reserves		(37,470)
Profit reserves	(360,887)	4,211,944
Accumulated other comprehensive loss	73,048	(10,077,264)
Retained earnings	1,670,631
Attributable to company shareholders	8,717,331	7,094,465
Attributable to non-controlling interest	791,826	1,039,899
TOTAL EQUITY	9,509,157	8,134,364
TOTAL LIABILITIES AND EQUITY	$ 44,186,111	$ 40,685,373